Deposits with Restrictions on Use	12 Months Ended
Dec. 31, 2025
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Deposits with Restrictions on Use
5.	Deposits with Restrictions on Use
Deposits which are restricted in use as of December 31, 2025 and 2024 are summarized as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Short-term financial instruments(*)	₩	90,163	79,500
Long-term financial instruments(*)		370	372

	₩	90,533	79,872

(*)
Financial instruments includes the charitable trust fund established by the Group, which cannot be withdrawn before maturity, and the deposits received under the share purchase agreements for the sale of shares in SK stoa Co., Ltd. and Media S Co., Ltd.